Commitments & Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies

5. Commitments & Contingencies

IPO Forward Purchase Agreement

The Company entered into an amended and restated forward purchase agreement (the "IPO Forward Purchase Agreement") with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or the Sponsor, agreed to purchase up to an aggregate maximum amount of $150,000,000 of either (i) a number of units (the "IPO Forward Purchase Units"), consisting of one share of Class A common stock (the "IPO Forward Purchase Shares") and one-half of one redeemable warrant (the "IPO Forward Purchase Warrants"), for $10.00 per unit or (ii) a number of IPO Forward Purchase Shares for $9.67 per share (such IPO Forward Purchase Shares valued at $9.67 per share or the IPO Forward Purchase Units, as the case may be, the "IPO Forward Purchase Securities"), in a private placement that will close simultaneously with the closing of the Initial Business Combination. The IPO Forward Purchase Warrants will have the same terms as the Warrants and the IPO Forward Purchase Shares will be identical to the shares of Class A common stock included in the Units sold in the Initial Public Offering, except the IPO Forward Purchase Shares and the IPO Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The proceeds from the sale of the IPO Forward Purchase Securities may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. This agreement is independent of the percentage of stockholders electing to redeem their Public Shares and may provide the Company with an increased minimum funding level for the Initial Business Combination. The IPO Forward Purchase Agreement is subject to conditions, including Atlas Point Fund giving the Company its irrevocable written consent to purchase the IPO Forward Purchase Securities no later than five days after the Company notifies it of the Company's intention to meet to consider entering into a definitive agreement for a proposed Initial Business Combination. Atlas Point Fund may grant or withhold its consent to the purchase entirely within its sole discretion. Accordingly, if Atlas Point Fund does not consent to the purchase, it will not be obligated to purchase the IPO Forward Purchase Securities.

On June 18, 2020, Atlas Point Fund and the Company entered into the FPA Amendment. See "Proposed Business Combination — Amendment to IPO Forward Purchase Agreement" in Note 1.

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans) will be entitled to registration rights pursuant to a registration rights agreement entered into on February 27, 2019 (the "Registration Rights Agreement"). The holders of these securities are entitled to make up to three demands, excluding short-form demands, that the Company register such securities. In addition, the holders have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the consummation of an Initial Business Combination. However, the Registration Rights Agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

In connection with the Closing, the Company will enter into the A&R Registration Rights Agreement. See "Proposed Business Combination — A&R Registration Rights Agreement" in Note 1.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,375,000 additional Units to cover any over-allotments at the Initial Public Offering price of $10.00 per Unit, less the underwriting discounts and commissions. On March 4, 2019, the underwriters partially exercised their over-allotment option to purchase 800,917 additional Units, and on March 7, 2019, the underwriters notified the Company of their intent to waive the remainder of their over-allotment option.

The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees Associated with the Initial Public Offering

The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company's legal counsel agreed to defer half of their fees until the closing of the Initial Business Combination. As of June 30, 2020, the Company recorded an aggregate of $150,000 in connection with such arrangement as deferred legal fees in the accompanying unaudited condensed consolidated balance sheets.

Note 5. Commitments & Contingencies

Forward Purchase Agreement

The Company entered into an amended and restated forward purchase agreement (the “Forward Purchase Agreement”) with Atlas Point Fund, pursuant to which Atlas Point Fund, which is a fund managed by CIBC National Trust but is not affiliated with the Company or the Sponsor, agreed to purchase up to an aggregate maximum amount of $150,000,000 of either (i) a number of units (the “Forward Purchase Units”), consisting of one share of Class A common stock (the “Forward Purchase Shares”) and one-half of one redeemable warrant (the “Forward Purchase Warrants”), for $10.00 per unit or (ii) a number of Forward Purchase Shares for $9.67 per share (such Forward Purchase Shares valued at $9.67 per share or the Forward Purchase Units, as the case may be, the “Forward Purchase Securities”), in a private placement that will close simultaneously with the closing of the Initial Business Combination. The Forward Purchase Warrants will have the same terms as the Warrants and the Forward Purchase Shares will be identical to the shares of Class A common stock included in the Units sold in the Initial Public Offering, except the Forward Purchase Shares and the Forward Purchase Warrants will be subject to transfer restrictions and certain registration rights. The proceeds from the sale of the Forward Purchase Securities may be used as part of the consideration to the sellers in the Initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. This agreement is independent of the percentage of stockholders electing to redeem their Public Shares and may provide the Company with an increased minimum funding level for the Initial Business Combination. The Forward Purchase Agreement is subject to conditions, including Atlas Point Fund giving the Company its irrevocable written consent to purchase the Forward Purchase Securities no later than five days after the Company notifies it of the Company’s intention to meet to consider entering into a definitive agreement for a proposed Initial Business Combination. Atlas Point Fund may grant or withhold its consent to the purchase entirely within its sole discretion. Accordingly, if Atlas Point Fund does not consent to the purchase, it will not be obligated to purchase the Forward Purchase Securities.

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans, if any (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and Warrants that may be issued upon conversion of working capital loans), are entitled to registration rights pursuant to a registration rights agreement entered into on February 27, 2019 (the “Registration Rights Agreement”). The holders of these securities are entitled to make up to three demands, excluding short-form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an Initial Business Combination. However, the Registration Rights Agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 3,375,000 additional Units to cover any over-allotments at the Initial Public Offering price of $10.00 per Unit, less the underwriting discounts and commissions. On March 4, 2019, the underwriters partially exercised their over-allotment option to purchase 800,917 additional Units, and on March 7, 2019, the underwriters notified the Company of their intent to waive the remainder of their over-allotment option.

The underwriters were entitled to an underwriting discount for each Unit sold in the Initial Public Offering, except for the Affiliated Units. An aggregate of approximately $4.64 million (or $0.20 per Unit), was paid to the underwriters upon the closing of the Initial Public Offering. An additional fee of approximately $8.13 million (or $0.35 per Unit), will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an Initial Business Combination, subject to the terms of the underwriting agreement.

Deferred Legal Fees Associated with the Initial Public Offering

         The Company entered into an engagement letter to obtain legal advisory services, pursuant to which the Company’s legal counsel agreed to defer half of their fees until the closing of the Initial Business Combination. As of December 31, 2019, the Company recorded an aggregate of $150,000 in connection with such arrangement as deferred legal fees in the accompanying balance sheets.